Equity	9 Months Ended
Sep. 30, 2017
Equity [Abstract]
Equity
Equity

ATM Program
In June 2016, we filed a prospectus supplement to the shelf registration statement for our continuous offering program that became effective with the Securities and Exchange Commission in May 2016, related to the continuous issuance of up to an aggregate of $250 million of common units, in amounts, at prices and on terms to be determined by market conditions and other factors at the time of our offerings (such continuous offering program, or at-the-market program, is referred to as our ATM Program). For the nine months ended September 30, 2017, on a settlement date basis, we issued 3,323,576 common units under our ATM Program, which generated net proceeds of $171 million. For the nine months ended September 30, 2016, on a settlement date basis, we issued 346,152 common units under our ATM Program, generating net proceeds of $19 million. Since inception through September 30, 2017, we have issued an aggregate of 3,669,728 common units under our ATM Program, generating net proceeds of $190 million, after broker commissions of $2 million. The net proceeds from sales under the ATM Program are used for general partnership purposes, which may include debt repayment, future acquisitions, capital expenditures and additions to working capital.

Common Unit Offerings
In August 2016, we completed a public offering of 6,000,000 common units representing limited partner interests at a price of $50.22 per common unit. We received proceeds (net of underwriting discounts and commissions) of $299 million from the offering. We utilized the net proceeds to repay the note assumed as part of the Initial Fractionator Acquisition and to repay other short-term borrowings incurred to fund our acquisition of an additional interest in Explorer and our contribution to form STACK Pipeline. See Note 4—Acquisitions for additional information.

In May 2016, we completed a public offering, consisting of an aggregate of 12,650,000 common units representing limited partner interests at a price of $52.40 per common unit. We received proceeds (net of underwriting discounts and commissions) of $656 million from the offering. We utilized the net proceeds to partially repay debt assumed as part of the Subsequent Fractionator Acquisition. See Note 4—Acquisitions for additional information.